UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM JENNISON BLEND FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Blend Fund informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Jennison Blend Fund

April 15, 2024

PGIM Jennison Blend Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/29/24 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	15.26	21.99	10.86	8.97	—

Class C	14.69	26.83	10.96	8.62	—

Class Z	15.42	29.49	12.44	9.90	—

Class R6	15.46	29.54	12.45	N/A	11.41 (10/26/2017)

Russell 3000® Index

	13.76	28.60	13.94	12.03	—

S&P 500 Index

	13.93	30.45	14.76	12.70	—

Average Annual Total Returns as of 2/29/24 Since Inception (%)

Class R6 (10/26/2017)

Russell 3000® Index	12.67

S&P 500 Index	13.35

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definitions

Russell 3000 Index—The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Blend Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	3.8%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.9%

Amazon.com, Inc.	Broadline Retail	2.9%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	2.8%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	2.3%

Eli Lilly & Co.	Pharmaceuticals	2.3%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2.2%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.9%

JPMorgan Chase & Co.	Banks	1.4%

Salesforce, Inc.	Software	1.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Blend Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Blend Fund		Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,152.60	0.95%	$ 5.08

	Hypothetical	$1,000.00	$1,020.14	0.95%	$ 4.77

Class C	Actual	$1,000.00	$1,146.90	1.92%	$10.25

	Hypothetical	$1,000.00	$1,015.32	1.92%	$ 9.62

Class Z	Actual	$1,000.00	$1,154.20	0.65%	$ 3.48

	Hypothetical	$1,000.00	$1,021.63	0.65%	$ 3.27

Class R6	Actual	$1,000.00	$1,154.60	0.65%	$ 3.48

	Hypothetical	$1,000.00	$1,021.63	0.65%	$ 3.27

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.4%

COMMON STOCKS

Aerospace & Defense 1.5%
Airbus SE (France)	21,327	$3,528,748
Boeing Co. (The)*	31,052	6,325,914
Hexcel Corp.	14,557	1,083,914
RTX Corp.	54,220	4,861,907

		15,800,483

Automobile Components 0.5%

Adient PLC*	22,103	750,176
Aptiv PLC*	32,746	2,602,979
Dorman Products, Inc.*	8,026	756,210
Modine Manufacturing Co.*	10,774	966,536
Visteon Corp.*	5,276	596,821

		5,672,722

Automobiles 1.4%

General Motors Co.	141,353	5,792,646
Tesla, Inc.*	44,645	9,012,933

		14,805,579

Banks 6.8%

Atlantic Union Bankshares Corp.	52,013	1,729,952
Bank of America Corp.	291,855	10,074,835
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	23,055	689,114
BankUnited, Inc.	75,398	2,022,174
Brookline Bancorp, Inc.	263,699	2,576,339
Eastern Bankshares, Inc.	64,767	836,790
Enterprise Financial Services Corp.	57,626	2,300,430
First Bancorp	69,102	2,357,760
First Interstate BancSystem, Inc. (Class A Stock)	80,087	2,107,890
Hilltop Holdings, Inc.	67,883	2,096,227
JPMorgan Chase & Co.	78,139	14,538,542
NU Holdings Ltd. (Brazil) (Class A Stock)*	320,338	3,549,345
Pinnacle Financial Partners, Inc.	53,800	4,450,336
PNC Financial Services Group, Inc. (The)	49,867	7,340,423
Truist Financial Corp.	201,040	7,032,379
Western Alliance Bancorp	39,787	2,296,904
Wintrust Financial Corp.	22,096	2,128,950
WSFS Financial Corp.	58,275	2,470,277

		70,598,667

See Notes to Financial Statements.

PGIM Jennison Blend Fund 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Beverages 0.4%

PepsiCo, Inc.	27,934	$4,618,608

Biotechnology 4.3%

AbbVie, Inc.	52,967	9,324,840
Alkermes PLC*	43,032	1,277,620
Amgen, Inc.	14,916	4,084,448
Apellis Pharmaceuticals, Inc.*	38,968	2,414,847
Arcutis Biotherapeutics, Inc.*	243,205	2,500,148
Avid Bioservices, Inc.*	100,019	768,146
Cabaletta Bio, Inc.*	78,778	1,802,441
Crinetics Pharmaceuticals, Inc.*	53,985	2,210,146
Editas Medicine, Inc.*	97,421	980,055
Intellia Therapeutics, Inc.*	27,815	893,418
Iovance Biotherapeutics, Inc.*(a)	48,044	764,380
Krystal Biotech, Inc.*	15,179	2,420,595
Kyverna Therapeutics, Inc.*	42,610	1,157,714
REGENXBIO, Inc.*	39,119	682,235
Rocket Pharmaceuticals, Inc.*	25,621	750,695
Syndax Pharmaceuticals, Inc.*	49,652	1,163,843
Tourmaline Bio, Inc.	15,477	600,817
Twist Bioscience Corp.*(a)	23,673	930,112
Vaxcyte, Inc.*	33,838	2,497,921
Veracyte, Inc.*	58,388	1,375,038
Vertex Pharmaceuticals, Inc.*	12,711	5,348,026
Viking Therapeutics, Inc.*	7,003	539,581

		44,487,066

Broadline Retail 4.0%

Amazon.com, Inc.*	171,159	30,254,065
MercadoLibre, Inc. (Brazil)*	7,419	11,835,531

		42,089,596

Building Products 1.0%

Hayward Holdings, Inc.*(a)	106,872	1,580,637
Johnson Controls International PLC	82,764	4,905,422
Simpson Manufacturing Co., Inc.	4,825	1,006,881
UFP Industries, Inc.	8,844	1,013,788
Zurn Elkay Water Solutions Corp.	61,569	1,954,816

		10,461,544

Capital Markets 2.2%

AssetMark Financial Holdings, Inc.*	59,701	2,110,430

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Blackstone, Inc.	44,656	$5,707,930
Bridge Investment Group Holdings, Inc. (Class A Stock)	121,005	907,538
Brightsphere Investment Group, Inc.	96,482	2,186,282
Goldman Sachs Group, Inc. (The)	23,872	9,287,402
Hamilton Lane, Inc. (Class A Stock)	13,213	1,517,513
Houlihan Lokey, Inc.	13,090	1,684,159

		23,401,254

Chemicals 1.4%

Avient Corp.	55,007	2,226,683
Ingevity Corp.*	20,372	930,593
Linde PLC	25,845	11,599,753

		14,757,029

Commercial Services & Supplies 0.6%

ACV Auctions, Inc. (Class A Stock)*	173,571	3,080,885
Casella Waste Systems, Inc. (Class A Stock)*	18,218	1,641,442
CoreCivic, Inc.*	75,614	1,151,601

		5,873,928

Communications Equipment 0.5%

Cisco Systems, Inc.	116,906	5,654,743

Construction & Engineering 0.7%

API Group Corp.*	35,008	1,227,030
Construction Partners, Inc. (Class A Stock)*	59,647	2,867,828
Great Lakes Dredge & Dock Corp.*	287,826	2,573,164
Sterling Infrastructure, Inc.*	9,565	1,020,012

		7,688,034

Construction Materials 0.2%

Summit Materials, Inc. (Class A Stock)*	40,884	1,746,156

Consumer Staples Distribution & Retail 1.9%

Chefs’ Warehouse, Inc. (The)*	62,126	2,361,409
Costco Wholesale Corp.	10,540	7,840,601
Walmart, Inc.	159,771	9,364,178

		19,566,188

See Notes to Financial Statements.

PGIM Jennison Blend Fund 11

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Consumer Services 0.2%

Frontdoor, Inc.*	30,594	$959,428
Perdoceo Education Corp.	54,481	970,306

		1,929,734

Diversified REITs 0.1%

Broadstone Net Lease, Inc.	47,618	709,984

Diversified Telecommunication Services 0.3%

Cogent Communications Holdings, Inc.	43,529	3,521,931

Electric Utilities 0.6%

PG&E Corp.	369,469	6,166,438

Electrical Equipment 0.3%

Atkore, Inc.	6,916	1,171,570
Encore Wire Corp.	2,886	695,526
EnerSys	6,901	634,064
NEXTracker, Inc. (Class A Stock)*	10,246	576,235

		3,077,395

Electronic Equipment, Instruments & Components 0.7%

Belden, Inc.	13,731	1,169,606
Knowles Corp.*	55,752	910,988
Littelfuse, Inc.	5,951	1,417,766
Sanmina Corp.*	26,603	1,681,310
Vishay Intertechnology, Inc.	77,409	1,683,646

		6,863,316

Energy Equipment & Services 0.9%

Cactus, Inc. (Class A Stock)	86,533	3,971,865
Diamond Offshore Drilling, Inc.*	69,452	770,223
ProPetro Holding Corp.*	93,610	692,714
RPC, Inc.	95,948	709,056
Weatherford International PLC*	33,650	3,452,826

		9,596,684

Entertainment 1.1%

Cinemark Holdings, Inc.*	44,504	774,815

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment (cont’d.)

Netflix, Inc.*	15,762	$9,503,225
Sphere Entertainment Co.*	15,151	656,038

		10,934,078

Financial Services 2.8%

AvidXchange Holdings, Inc.*	53,633	712,782
Essent Group Ltd.	48,568	2,601,788
Flywire Corp.*	39,893	1,132,562
Mastercard, Inc. (Class A Stock)	18,239	8,659,148
NMI Holdings, Inc. (Class A Stock)*	49,220	1,480,538
Radian Group, Inc.	24,435	712,036
Shift4 Payments, Inc. (Class A Stock)*(a)	49,917	4,104,176
StoneCo Ltd. (Brazil) (Class A Stock)*	42,148	725,367
Visa, Inc. (Class A Stock)	32,896	9,297,725

		29,426,122

Food Products 1.0%

Adecoagro SA (Brazil)	210,552	2,113,942
Freshpet, Inc.*	29,491	3,333,368
Hershey Co. (The)	17,231	3,238,049
Utz Brands, Inc.(a)	111,408	1,970,808

		10,656,167

Gas Utilities 0.1%

New Jersey Resources Corp.	37,121	1,544,605

Ground Transportation 1.1%

Uber Technologies, Inc.*	72,398	5,755,641
Union Pacific Corp.	20,502	5,201,152

		10,956,793

Health Care Equipment & Supplies 1.3%

CONMED Corp.	21,513	1,727,924
Inari Medical, Inc.*	40,677	1,876,023
Inspire Medical Systems, Inc.*(a)	8,232	1,473,857
Integra LifeSciences Holdings Corp.*	17,883	660,062
Intuitive Surgical, Inc.*	14,360	5,537,216
Merit Medical Systems, Inc.*	12,882	981,608
Tandem Diabetes Care, Inc.*	65,358	1,740,484

		13,997,174

See Notes to Financial Statements.

PGIM Jennison Blend Fund 13

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.2%

Acadia Healthcare Co., Inc.*	28,528	$2,380,661
Cigna Group (The)	18,341	6,165,144
Guardant Health, Inc.*	56,918	1,081,442
LifeStance Health Group, Inc.*(a)	218,489	1,824,383
NeoGenomics, Inc.*	70,583	1,101,095
Option Care Health, Inc.*	58,918	1,901,284
Progyny, Inc.*	69,624	2,542,668
UnitedHealth Group, Inc.	11,478	5,665,541

		22,662,218

Health Care REITs 0.1%

CareTrust REIT, Inc.	39,906	900,279

Health Care Technology 0.1%

Phreesia, Inc.*	26,985	667,879

Hotel & Resort REITs 0.1%

Summit Hotel Properties, Inc.	155,449	997,983

Hotels, Restaurants & Leisure 2.5%

Airbnb, Inc. (Class A Stock)*	27,580	4,343,023
Bloomin’ Brands, Inc.	103,612	2,816,174
Cava Group, Inc.*(a)	29,675	1,733,317
Chipotle Mexican Grill, Inc.*	581	1,562,175
Golden Entertainment, Inc.	45,986	1,704,241
Marriott International, Inc. (Class A Stock)	14,853	3,711,319
McDonald’s Corp.	24,770	7,239,775
Shake Shack, Inc. (Class A Stock)*	8,737	928,918
Wingstop, Inc.	5,815	2,041,356

		26,080,298

Household Durables 0.9%

Century Communities, Inc.	52,892	4,564,051
Ethan Allen Interiors, Inc.	33,532	1,120,975
Green Brick Partners, Inc.*	19,380	1,133,730
Tri Pointe Homes, Inc.*	59,528	2,106,100

		8,924,856

Household Products 0.7%

Procter & Gamble Co. (The)	46,930	7,459,054

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Industrial Conglomerates 0.6%

General Electric Co.	36,597	$5,741,703

Industrial REITs 0.2%

Plymouth Industrial REIT, Inc.	115,978	2,501,646

Insurance 2.9%

Axis Capital Holdings Ltd.	38,738	2,423,837
Chubb Ltd.	39,399	9,915,546
CNO Financial Group, Inc.	75,819	2,023,609
Marsh & McLennan Cos., Inc.	34,573	6,993,081
MetLife, Inc.	100,098	6,980,834
Skyward Specialty Insurance Group, Inc.*	50,367	1,842,929

		30,179,836

Interactive Media & Services 4.2%

Alphabet, Inc. (Class A Stock)*	52,818	7,313,180
Alphabet, Inc. (Class C Stock)*	36,285	5,071,918
Cargurus, Inc.*	26,192	579,891
Meta Platforms, Inc. (Class A Stock)	60,216	29,513,668
Yelp, Inc.*	27,093	1,041,455

		43,520,112

IT Services 1.3%

Fastly, Inc. (Class A Stock)*	72,188	1,026,513
Grid Dynamics Holdings, Inc.*	208,884	2,817,845
MongoDB, Inc.*	10,759	4,815,513
Snowflake, Inc. (Class A Stock)*	25,406	4,783,442

		13,443,313

Leisure Products 0.1%

Brunswick Corp.	17,193	1,502,668

Life Sciences Tools & Services 0.1%

Adaptive Biotechnologies Corp.*(a)	167,867	689,933

Machinery 2.4%

Energy Recovery, Inc.*	61,286	957,900
Enerpac Tool Group Corp.	102,248	3,446,780
Enpro, Inc.	10,795	1,682,077
Mueller Industries, Inc.	19,750	1,014,755
Otis Worldwide Corp.	58,440	5,569,332

See Notes to Financial Statements.

PGIM Jennison Blend Fund 15

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Parker-Hannifin Corp.	12,891	$6,902,486
Terex Corp.	25,850	1,482,497
Trinity Industries, Inc.	145,033	3,680,938

		24,736,765

Marine Transportation 0.5%

Kirby Corp.*	43,636	3,827,750
Matson, Inc.	8,368	929,266

		4,757,016

Media 0.3%

Trade Desk, Inc. (The) (Class A Stock)*	37,239	3,181,328

Metals & Mining 0.9%

B2Gold Corp. (Canada)	402,048	964,915
Commercial Metals Co.	19,946	1,077,084
Constellium SE*	242,272	4,697,654
ERO Copper Corp. (Brazil)*	49,350	841,911
Materion Corp.	8,926	1,198,940
SunCoke Energy, Inc.	102,570	1,098,525

		9,879,029

Mortgage Real Estate Investment Trusts (REITs) 0.5%

Ladder Capital Corp.	362,108	3,914,387
Ready Capital Corp.	89,072	786,506

		4,700,893

Multi-Utilities 0.8%

NiSource, Inc.	338,183	8,813,049

Office REITs 1.1%

Alexandria Real Estate Equities, Inc.	63,829	7,961,391
Cousins Properties, Inc.	65,479	1,493,576
Hudson Pacific Properties, Inc.(a)	128,812	816,668
Piedmont Office Realty Trust, Inc. (Class A Stock)	222,128	1,392,743

		11,664,378

Oil, Gas & Consumable Fuels 3.4%

Chord Energy Corp.	23,175	3,764,779
ConocoPhillips	109,996	12,378,950

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Dorian LPG Ltd.	21,590	$780,478
Exxon Mobil Corp.	127,002	13,274,249
Kosmos Energy Ltd. (Ghana)*	373,765	2,294,917
Murphy Oil Corp.	35,446	1,406,143
SM Energy Co.	27,632	1,209,453

		35,108,969

Passenger Airlines 0.2%

Sun Country Airlines Holdings, Inc.*	112,603	1,689,045

Personal Care Products 0.6%

elf Beauty, Inc.*	14,944	3,116,272
L’Oreal SA (France)	6,420	3,066,637

		6,182,909

Pharmaceuticals 4.9%

AstraZeneca PLC (United Kingdom), ADR	171,453	11,000,425
Bristol-Myers Squibb Co.	101,379	5,144,984
Eli Lilly & Co.	31,121	23,455,275
Innoviva, Inc.*	51,397	785,346
Intra-Cellular Therapies, Inc.*	8,381	582,647
Novo Nordisk A/S (Denmark), ADR	65,144	7,802,297
Prestige Consumer Healthcare, Inc.*	19,849	1,381,094
Verona Pharma PLC (United Kingdom), ADR*	46,882	807,308

		50,959,376

Professional Services 0.9%

ASGN, Inc.*	22,412	2,225,960
HireRight Holdings Corp.*	84,246	1,193,766
Huron Consulting Group, Inc.*	31,474	3,088,544
Parsons Corp.*	9,087	732,503
Paycor HCM, Inc.*(a)	50,831	1,073,551
TriNet Group, Inc.*	5,440	696,374
Verra Mobility Corp.*	27,623	597,209

		9,607,907

Real Estate Management & Development 0.1%

Redfin Corp.*	85,993	610,980

See Notes to Financial Statements.

PGIM Jennison Blend Fund 17

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.4%

Independence Realty Trust, Inc.	188,283	$2,756,463
UMH Properties, Inc.	82,607	1,272,148

		4,028,611

Retail REITs 0.3%

Retail Opportunity Investments Corp.	122,678	1,586,226
Urban Edge Properties	120,079	2,042,544

		3,628,770

Semiconductors & Semiconductor Equipment 9.3%

Advanced Micro Devices, Inc.*	120,229	23,147,689
ASML Holding NV (Netherlands)	1,978	1,882,423
Broadcom, Inc.	18,570	24,150,099
Credo Technology Group Holding Ltd.*	91,612	1,973,323
Lam Research Corp.	4,753	4,459,502
MACOM Technology Solutions Holdings, Inc.*	32,140	2,838,926
MaxLinear, Inc.*	52,185	1,014,477
NVIDIA Corp.	38,433	30,405,115
Onto Innovation, Inc.*	4,265	785,442
Photronics, Inc.*	27,394	788,673
Rambus, Inc.*	21,295	1,261,516
SiTime Corp.*	13,833	1,279,553
Tower Semiconductor Ltd. (Israel)*	57,019	1,874,785
Universal Display Corp.	8,467	1,476,814

		97,338,337

Software 9.5%

Adobe, Inc.*	14,855	8,322,960
Cadence Design Systems, Inc.*	21,929	6,674,749
Clear Secure, Inc. (Class A Stock)	85,995	1,655,404
Crowdstrike Holdings, Inc. (Class A Stock)*	14,607	4,734,859
Descartes Systems Group, Inc. (The) (Canada)*	12,201	1,057,461
DoubleVerify Holdings, Inc.*	33,528	1,035,680
Freshworks, Inc. (Class A Stock)*	34,248	700,029
Intapp, Inc.*	63,874	2,505,777
LiveRamp Holdings, Inc.*	50,164	1,754,737
Marathon Digital Holdings, Inc.*	21,066	545,609
Microsoft Corp.	95,565	39,529,507
Palo Alto Networks, Inc.*	9,935	3,085,314
Q2 Holdings, Inc.*	85,493	3,952,341
Riskified Ltd. (Class A Stock)*	235,604	1,079,066
Salesforce, Inc.*	45,402	14,021,046

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Sprout Social, Inc. (Class A Stock)*	68,768	$4,251,238
Varonis Systems, Inc.*	72,303	3,672,992
Zuora, Inc. (Class A Stock)*	82,892	669,767

		99,248,536

Specialized REITs 0.5%

American Tower Corp.	11,075	2,202,374
Four Corners Property Trust, Inc.	28,805	696,505
National Storage Affiliates Trust	67,000	2,399,270

		5,298,149

Specialty Retail 1.5%

Academy Sports & Outdoors, Inc.	13,821	1,032,705
Boot Barn Holdings, Inc.*(a)	34,792	3,218,260
Buckle, Inc. (The)	26,039	1,066,037
Carvana Co.*	9,176	696,734
Citi Trends, Inc.*(a)	33,474	1,037,694
Home Depot, Inc. (The)	13,504	5,139,757
Lowe’s Cos., Inc.	10,852	2,611,751
Warby Parker, Inc. (Class A Stock)*	63,636	808,813

		15,611,751

Technology Hardware, Storage & Peripherals 3.2%

Apple, Inc.	109,939	19,871,474
Dell Technologies, Inc. (Class C Stock)	115,833	10,964,752
Super Micro Computer, Inc.*	2,502	2,167,032

		33,003,258

Textiles, Apparel & Luxury Goods 1.5%

Kontoor Brands, Inc.	47,355	2,799,154
Lululemon Athletica, Inc.*	9,034	4,219,691
LVMH Moet Hennessy Louis Vuitton SE (France)	5,136	4,687,810
NIKE, Inc. (Class B Stock)	32,314	3,358,394
Steven Madden Ltd.	14,564	623,631

		15,688,680

Trading Companies & Distributors 0.6%

GMS, Inc.*	16,838	1,503,802

See Notes to Financial Statements.

PGIM Jennison Blend Fund 19

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)

Herc Holdings, Inc.	19,722	$3,129,487
Rush Enterprises, Inc. (Class A Stock)	29,100	1,417,170

		6,050,459

Water Utilities 0.1%

SJW Group	18,720	1,030,723

TOTAL LONG-TERM INVESTMENTS (cost $610,161,373)		1,014,692,714

SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	29,327,561	29,327,561
PGIM Institutional Money Market Fund (7-day effective yield 5.683%) (cost $16,689,122; includes $16,576,598 of cash collateral for securities on loan)(b)(wb)	16,724,930	16,718,240

TOTAL SHORT-TERM INVESTMENTS (cost $46,016,683)		46,045,801

TOTAL INVESTMENTS 101.8% (cost $656,178,056)		1,060,738,515
Liabilities in excess of other assets (1.8)%		(19,152,110)

NET ASSETS 100.0%		$1,041,586,405

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,266,486; cash collateral of $16,576,598 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$12,271,735	$3,528,748	$—
Automobile Components	5,672,722	—	—
Automobiles	14,805,579	—	—
Banks	70,598,667	—	—
Beverages	4,618,608	—	—
Biotechnology	44,487,066	—	—
Broadline Retail	42,089,596	—	—
Building Products	10,461,544	—	—
Capital Markets	23,401,254	—	—
Chemicals	14,757,029	—	—
Commercial Services & Supplies	5,873,928	—	—
Communications Equipment	5,654,743	—	—
Construction & Engineering	7,688,034	—	—
Construction Materials	1,746,156	—	—
Consumer Staples Distribution & Retail	19,566,188	—	—
Diversified Consumer Services	1,929,734	—	—
Diversified REITs	709,984	—	—
Diversified Telecommunication Services	3,521,931	—	—
Electric Utilities	6,166,438	—	—
Electrical Equipment	3,077,395	—	—
Electronic Equipment, Instruments & Components	6,863,316	—	—
Energy Equipment & Services	9,596,684	—	—
Entertainment	10,934,078	—	—
Financial Services	29,426,122	—	—
Food Products	10,656,167	—	—
Gas Utilities	1,544,605	—	—
Ground Transportation	10,956,793	—	—
Health Care Equipment & Supplies	13,997,174	—	—
Health Care Providers & Services	22,662,218	—	—
Health Care REITs	900,279	—	—
Health Care Technology	667,879	—	—
Hotel & Resort REITs	997,983	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund 21

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$26,080,298	$—	$—
Household Durables	8,924,856	—	—
Household Products	7,459,054	—	—
Industrial Conglomerates	5,741,703	—	—
Industrial REITs	2,501,646	—	—
Insurance	30,179,836	—	—
Interactive Media & Services	43,520,112	—	—
IT Services	13,443,313	—	—
Leisure Products	1,502,668	—	—
Life Sciences Tools & Services	689,933	—	—
Machinery	24,736,765	—	—
Marine Transportation	4,757,016	—	—
Media	3,181,328	—	—
Metals & Mining	9,879,029	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,700,893	—	—
Multi-Utilities	8,813,049	—	—
Office REITs	11,664,378	—	—
Oil, Gas & Consumable Fuels	35,108,969	—	—
Passenger Airlines	1,689,045	—	—
Personal Care Products	3,116,272	3,066,637	—
Pharmaceuticals	50,959,376	—	—
Professional Services	9,607,907	—	—
Real Estate Management & Development	610,980	—	—
Residential REITs	4,028,611	—	—
Retail REITs	3,628,770	—	—
Semiconductors & Semiconductor Equipment	97,338,337	—	—
Software	99,248,536	—	—
Specialized REITs	5,298,149	—	—
Specialty Retail	15,611,751	—	—
Technology Hardware, Storage & Peripherals	33,003,258	—	—
Textiles, Apparel & Luxury Goods	11,000,870	4,687,810	—
Trading Companies & Distributors	6,050,459	—	—
Water Utilities	1,030,723	—	—
Short-Term Investments
Affiliated Mutual Funds	46,045,801	—	—

Total	$1,049,455,320	$11,283,195	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Software	9.5%
Semiconductors & Semiconductor Equipment	9.3
Banks	6.8
Pharmaceuticals	4.9
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	4.4
Biotechnology	4.3
Interactive Media & Services	4.2
Broadline Retail	4.0
Oil, Gas & Consumable Fuels	3.4
Technology Hardware, Storage & Peripherals	3.2
Insurance	2.9
Financial Services	2.8
Hotels, Restaurants & Leisure	2.5
Machinery	2.4
Capital Markets	2.2
Health Care Providers & Services	2.2
Consumer Staples Distribution & Retail	1.9
Aerospace & Defense	1.5
Textiles, Apparel & Luxury Goods	1.5
Specialty Retail	1.5
Automobiles	1.4
Chemicals	1.4
Health Care Equipment & Supplies	1.3
IT Services	1.3
Office REITs	1.1
Ground Transportation	1.1
Entertainment	1.1
Food Products	1.0
Building Products	1.0
Metals & Mining	0.9
Professional Services	0.9
Energy Equipment & Services	0.9
Household Durables	0.9
Multi-Utilities	0.8
Construction & Engineering	0.7

Household Products	0.7%
Electronic Equipment, Instruments & Components	0.7
Personal Care Products	0.6
Electric Utilities	0.6
Trading Companies & Distributors	0.6
Commercial Services & Supplies	0.6
Industrial Conglomerates	0.6
Automobile Components	0.5
Communications Equipment	0.5
Specialized REITs	0.5
Marine Transportation	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Beverages	0.4
Residential REITs	0.4
Retail REITs	0.3
Diversified Telecommunication Services	0.3
Media	0.3
Electrical Equipment	0.3
Industrial REITs	0.2
Diversified Consumer Services	0.2
Construction Materials	0.2
Passenger Airlines	0.2
Gas Utilities	0.1
Leisure Products	0.1
Water Utilities	0.1
Hotel & Resort REITs	0.1
Health Care REITs	0.1
Diversified REITs	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

PGIM Jennison Blend Fund 23

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$16,266,486	$(16,266,486)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $16,266,486:
Unaffiliated investments (cost $610,161,373)	$1,014,692,714
Affiliated investments (cost $46,016,683)	46,045,801
Receivable for investments sold	27,893,826
Dividends receivable	1,299,473
Receivable for Fund shares sold	306,826
Tax reclaim receivable	69,797
Prepaid expenses	4,627

Total Assets	1,090,313,064

Liabilities

Payable for investments purchased	30,429,009
Payable to broker for collateral for securities on loan	16,576,598
Payable for Fund shares purchased	631,218
Management fee payable	393,404
Accrued expenses and other liabilities	340,876
Distribution fee payable	236,554
Affiliated transfer agent fee payable	118,170
Directors’ fees payable	830

Total Liabilities	48,726,659

Net Assets	$1,041,586,405

Net assets were comprised of:
Common stock, at par	$436,871
Paid-in capital in excess of par	584,983,712
Total distributable earnings (loss)	456,165,822

Net assets, February 29, 2024	$1,041,586,405

See Notes to Financial Statements.

PGIM Jennison Blend Fund 25

Statement of Assets and Liabilities  (unaudited)

as of February 29, 2024

Class A

Net asset value and redemption price per share,
($990,924,155 ÷ 41,495,117 shares of common stock issued and outstanding)	$23.88
Maximum sales charge (5.50% of offering price)	1.39

Maximum offering price to public	$25.27

Class C

Net asset value, offering price and redemption price per share,
($7,361,282 ÷ 389,591 shares of common stock issued and outstanding)	$18.89

Class Z

Net asset value, offering price and redemption price per share,
($42,818,497 ÷ 1,782,297 shares of common stock issued and outstanding)	$24.02

Class R6

Net asset value, offering price and redemption price per share,
($482,471 ÷ 20,079 shares of common stock issued and outstanding)	$24.03

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $13,725 foreign withholding tax)	$6,303,584
Affiliated dividend income	547,349
Income from securities lending, net (including affiliated income of $54,519)	95,203

Total income	6,946,136

Expenses
Management fee	2,300,818
Distribution fee(a)	1,376,376
Transfer agent’s fees and expenses (including affiliated expense of $304,457)(a)	604,928
Custodian and accounting fees	46,599
Shareholders’ reports	31,646
Registration fees(a)	25,871
Professional fees	21,926
Audit fee	12,296
Directors’ fees	10,767
Miscellaneous	15,693

Total expenses	4,446,920
Less: Fee waiver and/or expense reimbursement(a)	(4,811)

Net expenses	4,442,109

Net investment income (loss)	2,504,027

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $4,846)	54,865,412
Foreign currency transactions	(6,810)

54,858,602

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,161))	81,930,835
Foreign currencies	14

81,930,849

Net gain (loss) on investment and foreign currency transactions	136,789,451

Net Increase (Decrease) In Net Assets Resulting From Operations	$139,293,478

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	1,346,526	29,850	—	—
Transfer agent’s fees and expenses	578,986	6,304	19,498	140
Registration fees	9,200	5,718	5,981	4,972
Fee waiver and/or expense reimbursement	—	—	—	(4,811)

See Notes to Financial Statements.

PGIM Jennison Blend Fund 27

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,504,027	$4,592,958
Net realized gain (loss) on investment and foreign currency transactions	54,858,602	22,659,546
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	81,930,849	92,766,324

Net increase (decrease) in net assets resulting from operations	139,293,478	120,018,828

Dividends and Distributions
Distributions from distributable earnings
Class A	(27,902,209)	(15,493,592)
Class C	(196,286)	(106,867)
Class Z	(1,298,186)	(756,643)
Class R6	(16,693)	(13,340)

	(29,413,374)	(16,370,442)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,542,340	11,187,741
Net asset value of shares issued in reinvestment of dividends and distributions	28,974,428	16,115,720
Cost of shares purchased	(53,194,432)	(98,148,393)

Net increase (decrease) in net assets from Fund share transactions	(15,677,664)	(70,844,932)

Total increase (decrease)	94,202,440	32,803,454

Net Assets:

Beginning of period	947,383,965	914,580,511

End of period	$1,041,586,405	$947,383,965

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.38		$19.07	$28.66	$22.84		$19.81	$23.31
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.06	(-	)(b)(c)	0.07	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.12		2.56	(4.98)	7.70		4.36	(1.39)
Total from investment operations	3.18		2.66	(4.92)	7.70		4.43	(1.30)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.06)	-	(0.08)		(0.10)	(0.09)
Distributions from net realized gains	(0.57)		(0.29)	(4.67)	(1.80)		(1.30)	(2.11)
Total dividends and distributions	(0.68)		(0.35)	(4.67)	(1.88)		(1.40)	(2.20)
Net asset value, end of period	$23.88		$21.38	$19.07	$28.66		$22.84	$19.81
Total Return(d):	15.26%		14.23%	(20.65)%	35.59%		23.38%	(4.69)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$991		$903	$872	$1,205		$966	$869
Average net assets (in millions)	$903		$855	$1,049	$1,082		$860	$889
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.97%	0.94%	0.92%		0.96%	0.96%
Expenses before waivers and/or expense reimbursement	0.95	%(f)	0.97%	0.94%	0.92%		0.96%	0.96%
Net investment income (loss)	0.53	%(f)	0.51%	0.25%	(-	)%(c)	0.37%	0.43%
Portfolio turnover rate(g)	22%		46%	42%	70%		66%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023		2022		2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.03		$15.36		$24.19		$19.67		$17.32	$20.77
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(b)	(0.08	)(b)	(0.15	)(b)	(0.22	)(b)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.47		2.04		(4.01)		6.54		3.76	(1.26)
Total from investment operations	2.43		1.96		(4.16)		6.32		3.65	(1.34)
Less Dividends and Distributions:
Distributions from net realized gains	(0.57)		(0.29)		(4.67)		(1.80)		(1.30)	(2.11)
Net asset value, end of period	$18.89		$17.03		$15.36		$24.19		$19.67	$17.32
Total Return(c):	14.69%		13.04%		(21.43)%		34.16%		22.08%	(5.60)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$6		$6		$6		$6	$6
Average net assets (in millions)	$6		$5		$6		$6		$6	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.92	%(e)	1.98%		1.97%		1.95%		2.01%	1.81%
Expenses before waivers and/or expense reimbursement	1.92	%(e)	1.98%		1.97%		1.95%		2.01%	1.81%
Net investment income (loss)	(0.44	)%(e)	(0.50)%		(0.78)%		(1.03)%		(0.67)%	(0.46)%
Portfolio turnover rate(f)	22%		46%		42%		70%		66%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.53		$19.21	$28.77	$22.91	$19.87	$23.38
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.13	0.07	0.13	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.14		2.58	(5.01)	7.72	4.37	(1.39)
Total from investment operations	3.23		2.74	(4.88)	7.79	4.50	(1.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.13)	(0.01)	(0.13)	(0.16)	(0.15)
Distributions from net realized gains	(0.57)		(0.29)	(4.67)	(1.80)	(1.30)	(2.11)
Total dividends and distributions	(0.74)		(0.42)	(4.68)	(1.93)	(1.46)	(2.26)
Net asset value, end of period	$24.02		$21.53	$19.21	$28.77	$22.91	$19.87
Total Return(b):	15.42%		14.59%	(20.41)%	35.96%	23.68%	(4.42)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43		$38	$36	$48	$35	$30
Average net assets (in millions)	$39		$35	$43	$41	$31	$31
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.66%	0.64%	0.63%	0.68%	0.69%
Expenses before waivers and/or expense reimbursement	0.65	%(d)	0.66%	0.64%	0.63%	0.68%	0.69%
Net investment income (loss)	0.82	%(d)	0.81%	0.55%	0.28%	0.65%	0.70%
Portfolio turnover rate(e)	22%		46%	42%	70%	66%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 31

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.53		$19.21	$28.77	$22.91	$19.87	$23.38
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.13	0.05	0.13	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.15		2.57	(5.01)	7.74	4.37	(1.39)
Total from investment operations	3.24		2.74	(4.88)	7.79	4.50	(1.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.13)	(0.01)	(0.13)	(0.16)	(0.15)
Distributions from net realized gains	(0.57)		(0.29)	(4.67)	(1.80)	(1.30)	(2.11)
Total dividends and distributions	(0.74)		(0.42)	(4.68)	(1.93)	(1.46)	(2.26)
Net asset value, end of period	$24.03		$21.53	$19.21	$28.77	$22.91	$19.87
Total Return(b):	15.46%		14.59%	(20.41)%	35.96%	23.69%	(4.42)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$482		$352	$1,215	$1,202	$14	$11
Average net assets (in thousands)	$457		$520	$1,212	$324	$12	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.66%	0.64%	0.63%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	2.76	%(d)	2.09%	1.49%	5.61%	130.02%	165.48%
Net investment income (loss)	0.83	%(d)	0.87%	0.56%	0.17%	0.65%	0.71%
Portfolio turnover rate(e)	22%		46%	42%	70%	66%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Blend Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Blend Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Blend Fund 33

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Blend Fund 35

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Blend Fund 37

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 29, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets to $500 million;	0.49%

0.475% of average daily net assets over $500 million to $1 billion;

0.45% of average daily net assets in excess of $1 billion

The Manager has contractually agreed, through December 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

Z	—

R6	0.68

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 29, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$97,157	$—

C	—	96

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings

PGIM Jennison Blend Fund 39

Notes to Financial Statements (unaudited) (continued)

from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$207,544,604	$250,753,137

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$25,504,196	$ 53,234,735	$ 49,411,370	$ —	$ —	$29,327,561	29,327,561	$547,349

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)
38,154,517	110,157,459	131,593,421	(5,161)	4,846	16,718,240	16,724,930	54,519	(2)
$63,658,713	$163,392,194	$181,004,791	$(5,161)	$4,846	$46,045,801		$601,868

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$661,742,952	$427,822,209	$(28,826,646)	$398,995,563

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Blend Fund 41

Notes to Financial Statements (unaudited) (continued)

The RIC is authorized to issue 1,000,000,000 shares of common stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	5,000,000

C	25,000,000

Z	340,000,000

T	100,000,000

R6	330,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	826	4.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	30.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 29, 2024:
Shares sold	289,478	$6,271,383
Shares issued in reinvestment of dividends and distributions	1,296,086	27,477,019
Shares purchased	(2,286,441)	(49,433,877)
Net increase (decrease) in shares outstanding before conversion	(700,877)	(15,685,475)
Shares issued upon conversion from other share class(es)	11,031	241,311
Shares purchased upon conversion into other share class(es)	(63,536)	(1,375,188)
Net increase (decrease) in shares outstanding	(753,382)	$(16,819,352)

Share Class	Shares	Amount

Year ended August 31, 2023:
Shares sold	414,783	$8,177,943
Shares issued in reinvestment of dividends and distributions	824,769	15,249,974
Shares purchased	(4,599,896)	(88,960,660)
Net increase (decrease) in shares outstanding before conversion	(3,360,344)	(65,532,743)
Shares issued upon conversion from other share class(es)	24,461	481,063
Shares purchased upon conversion into other share class(es)	(148,093)	(2,893,617)
Net increase (decrease) in shares outstanding	(3,483,976)	$(67,945,297)

Class C
Six months ended February 29, 2024:
Shares sold	88,410	$1,549,965
Shares issued in reinvestment of dividends and distributions	11,674	196,233
Shares purchased	(22,999)	(389,865)
Net increase (decrease) in shares outstanding before conversion	77,085	1,356,333
Shares purchased upon conversion into other share class(es)	(19,546)	(335,590)
Net increase (decrease) in shares outstanding	57,539	$1,020,743

Year ended August 31, 2023:
Shares sold	67,003	$1,058,037
Shares issued in reinvestment of dividends and distributions	7,204	106,841
Shares purchased	(81,081)	(1,247,691)
Net increase (decrease) in shares outstanding before conversion	(6,874)	(82,813)
Shares purchased upon conversion into other share class(es)	(24,793)	(386,840)
Net increase (decrease) in shares outstanding	(31,667)	$(469,653)

Class Z
Six months ended February 29, 2024:
Shares sold	31,049	$693,912
Shares issued in reinvestment of dividends and distributions	60,248	1,284,483
Shares purchased	(145,995)	(3,210,178)
Net increase (decrease) in shares outstanding before conversion	(54,698)	(1,231,783)
Shares issued upon conversion from other share class(es)	63,506	1,379,325
Shares purchased upon conversion into other share class(es)	(4,711)	(100,805)
Net increase (decrease) in shares outstanding	4,097	$46,737

Year ended August 31, 2023:
Shares sold	90,781	$1,830,133
Shares issued in reinvestment of dividends and distributions	40,127	745,565
Shares purchased	(345,596)	(6,696,865)
Net increase (decrease) in shares outstanding before conversion	(214,688)	(4,121,167)
Shares issued upon conversion from other share class(es)	138,661	2,729,424
Shares purchased upon conversion into other share class(es)	(6,931)	(139,978)
Net increase (decrease) in shares outstanding	(82,958)	$(1,531,721)

PGIM Jennison Blend Fund 43

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended February 29, 2024:
Shares sold	1,300	$27,080
Shares issued in reinvestment of dividends and distributions	783	16,693
Shares purchased	(7,131)	(160,512)
Net increase (decrease) in shares outstanding before conversion	(5,048)	(116,739)
Shares issued upon conversion from other share class(es)	8,772	190,947
Net increase (decrease) in shares outstanding	3,724	$74,208

Year ended August 31, 2023:
Shares sold	6,238	$121,628
Shares issued in reinvestment of dividends and distributions	718	13,340
Shares purchased	(64,649)	(1,243,177)
Net increase (decrease) in shares outstanding before conversion	(57,693)	(1,108,209)
Shares issued upon conversion from other share class(es)	10,821	209,948
Net increase (decrease) in shares outstanding	(46,872)	$(898,261)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S.

PGIM Jennison Blend Fund 45

Notes to Financial Statements (unaudited) (continued)

issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

PGIM Jennison Blend Fund 47

Notes to Financial Statements (unaudited) (continued)

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Blend Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON BLEND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PBQAX	PRECX	PEQZX	PBQQX

CUSIP	74441T108	74441T306	74441T405	74441T603

MF101E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2024